Income Taxes - Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current and deferred federal tax expense (benefit)
Current expense	$ (0.2)	$ 0.3	$ 0.3
Deferred expense (benefit)	0.2	(0.5)	0.0
Total income tax expense	$ 0.0	$ (0.2)	$ 0.3